Related Party Transactions (Details) - Schedule of key management personnel for employment services - USD ($)	3 Months Ended		6 Months Ended
	Apr. 30, 2023	Apr. 30, 2022	Apr. 30, 2023	Apr. 30, 2022
Officers:
Officers management	$ 112,901	$ 225,005	$ 281,439	$ 425,705
Directors:
Directors employment services	75,863	25,542	159,100	54,102
Consulting Fees [Member]
Officers:
Officers management	78,622	101,822	202,718	195,504
Share Based Compensation [Member]
Officers:
Officers management	34,279	122,184	78,721	230,201
Directors:
Directors employment services	34,029	7,767	78,124	18,742
Directors’ Fees [Member]
Directors:
Directors employment services	$ 41,834	$ 17,775	$ 80,976	$ 35,360